INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
SCHEDULE OF INCOME TAX BENEFIT

The Company’s income tax (benefit) provision consisted of the following components (in thousands):

	2025	2024

Current
Federal	$-	$-
State	137	374
	137	374
Deferred
Federal	4,282	5,597
State	449	(107)
	4,731	5,490

Total	$4,868	$5,864

SCHEDULE OF INCOME TAX RATES TO THE NET LOSS BEFORE TAX PROVISION

The provision for income taxes reported differs from the amounts computed by applying the US federal income tax rates to the net loss before tax provision due to the following:

	2025	2024

Net income before income tax	$20,345	$23,979
Statutory tax rate	21.00%	21.00%
	4,272	5,036
Add (deduct):
State tax expense	588	268
Return to provision	-	(14)
Prior period deferred adjustments	24	348
Foreign taxes	216	226
Permanent differences	(232)	-
Income tax expense	$4,868	$5,864

SCHEDULE OF DEFERRED TAX LIABILITIES AND ASSETS

Deferred tax liabilities and assets are attributable to the following:

	2025	2024
Deferred income tax liabilities(1):
Property, plant and equipment	$(43,240)	$(39,172)
Commodity contracts	(65)	(189)

Deferred tax assets:
Stock based compensation	278	835
Asset retirement obligations	527	461
Leases	11	-
Accrued bonus	229	-
Other	1	15
Loss carry-forward	28,176	29,349
	$(14,083)	$(8,701)

(1)	A total of $651 of the change in deferred tax liabilities was recognized in equity as it relates to stock based compensation.

SCHEDULE OF UNRECOGNIZED DEFERRED TAX ASSETS

Deferred tax assets have not been recognized for the following deductible temporary differences:

	2025	2024

Property, plant and equipment	$427	$407
Loss carry-forward	23,128	20,946
Capital losses	10,625	10,141
	$34,180	$31,494